Property, Equipment and Capitalized Software (Summary of Property, Equipment and Capitalized Software) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property, Equipment and Capitalized Software
Land	$ 38	$ 32
Buildings and improvements	764	662
Computer equipment	1,418	1,504
Furniture and fixtures	224	235
Less accumulated depreciation	(1,417)	(1,487)
Property and equipment, net	1,027	946
Capitalized software	2,535	2,445
Less accumulated amortization	(1,362)	(1,251)
Capitalized software, net	1,173	1,194
Total property, equipment and capitalized software, net	$ 2,200	$ 2,140